Schedule of entities (Details)	12 Months Ended
Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Entity	Entity
Summary description	Summary description
Midatech pharma plc [member]
IfrsStatementLineItems [Line Items]
Entity	Midatech Pharma plc
Summary description	Ultimate holding company
Midatech limited [member]
IfrsStatementLineItems [Line Items]
Entity	Midatech Limited
Summary description	Trading company
Midatech pharma (espana) SL (formerly midatech biogune SL) [member]
IfrsStatementLineItems [Line Items]
Entity	Midatech Pharma (Espana) SL (formerly Midatech Biogune SL)
Summary description	Liquidated - 2021
PharMida AG [member]
IfrsStatementLineItems [Line Items]
Entity	PharMida AG
Summary description	Dormant
Midatech Pharma Wales Limited 1 [Member]
IfrsStatementLineItems [Line Items]
Entity	Midatech Pharma (Wales) Limited (formerly Q Chip Limited)
Midatech pharma (wales) limited [member]
IfrsStatementLineItems [Line Items]
Entity	Midatech Pharma (Wales) Limited
Summary description	Trading company
Midatech pharma PTY [member]
IfrsStatementLineItems [Line Items]
Entity	Midatech Pharma Pty
Summary description	Dissolved - 2020